Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 40,200
Accumulated Amortization	(2,510)
Net Carrying Value	37,690
Remaining Useful Life	13 years 3 months 18 days
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	39,500
Accumulated Amortization	(2,382)
Net Carrying Value	37,118
Remaining Useful Life	13 years 6 months
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	400
Accumulated Amortization	(60)
Net Carrying Value	340
Remaining Useful Life	2 years 6 months
Brand Name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	300
Accumulated Amortization	(68)
Net Carrying Value	$ 232
Remaining Useful Life	1 year 6 months